Ranger Small Cap Fund

Investor Class: RFTSX

Institutional Class: RFISX

Ranger Mid Cap Fund

Investor Class: RFTMX

Institutional Class: RFIMX

Ranger International Fund

Investor Class: RFTIX

Institutional Class: RFIIX

Ranger Quest for Income and Growth Fund

Investor Class: RFTDX

Institutional Class: RFIDX

Supplement dated April 12, 2013
to the Prospectus dated November 1, 2012

______________________________________________________________________

Effective after April 30, 2013, the Ranger Quest for Income and Growth Fund, will make quarterly distributions of substantially all of its net investment income in the form of dividends.  The other Funds will make dividend distributions at least annually and each Fund will distribute capital gains annually.  The Board of Trustees may change the frequency of dividend distributions.

******************

This Supplement, and the Prospectus and Statement of Additional Information both dated November 1, 2012, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-866-458-4744 or visiting www.rangerfunds.com.